AFL-CIO HIT

COMPETITIVE RETURNS
UNION CONSTRUCTION JOBS
HOUSING FINANCE



MAY 2021

HIT's Impact In Minnesota*

98	34	$1.5B	22.4M	12,987	$4.6B
Projects	Cities Across Minnesota	Invested Capital	Hours of Union Construction Work	Units of Housing (**47% affordable**)	Total Economic Impact



OF PROJECTS
Grand Rapids 2
Hermantown 1
Duluth 5
Anoka 1
Coon Rapids 2
Blaine 1
Mounds View 1
Brooklyn Park 1
White Bear Lake 1
Maple Grove 1
New Brighton 1
Stillwater 1
Robbinsdale 1
Roseville 1
Plymouth 4
Falcon Heights 3
St. Louis Park 3
Minneapolis 20
St. Paul 14
Maplewood 1
Minnetonka 2
West St. Paul 1
Woodbury 2
Edina 1
Richfield 2
Eden Prairie 8
Inver Grove Heights 4
Bloomington 3
Chaska 1
Burnsville 4
Hastings 1
Apple Valley 1
Mankato 1
Rochester 1

*Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of May 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal.

AFL-CIO HIT | COMPETITIVE RETURNS | UNION CONSTRUCTION JOBS | HOUSING FINANCE

MAY 2021

HIT Projects Since Inception (1984)

CITY/PROJECT	UNITS	AFFORDABLE
ANOKA		
Engles Estates	126	25
APPLE VALLEY		
Zvago Cooperative at Central Village	58	–
BLAINE		
Blaine Town Square Senior Housing	87	70
BLOOMINGTON		
Applewood Pointe of Bloomington at Southtown	101	–
Realife Cooperative of Bloomington	78	78
Summerhill Coop of Bloomington	40	8
BROOKLYN PARK		
Realife of Brooklyn Park	99	19
BURNSVILLE		
Parkway Coop of Burnsville	102	20
Realife Cooperative of Burnsville	120	120
Summit Townhomes	114	22
Wyngate Townhomes	50	38
CHASKA		
Clover Field Market Place	117	59
COON RAPIDS		
Riverdale Station East	180	–
Riverdale Station West	71	55
DULUTH		
Bay Point Estates Apts.	76	15
Gramercy Park Duluth	74	14
Mount Royal Pines III	54	54
The District Flats at Miller Hill	72	–
Zvago Cooperative at Lake Superior	51	–
EDEN PRAIRIE		
Eden Lake Townhomes	40	8
Elevate at Southwest Station	222	45
Hills of Eden Prairie	37	7
Realife Cooperative of Valley View	94	18
Regency Park	86	17
Summerhill Coop of Eden Prairie	48	9
Summit Place ALF	95	95
Summit Place Apartments	171	43
EDINA		
Yorkdale Terrace Townhomes	90	90
FALCON HEIGHTS		
Amber Union	125	125
Falcon Heights Mixed Income	119	50
Falcon Heights Town Square -- Seniors	56	11
GRAND RAPIDS		
Colony Square Cooperative	37	7
Grand Itasca Clinic & Hospital	64	12
HASTINGS		
Haven Homes	107	107
HERMANTOWN		
The Meadows Townhomes	168	34
INVER GROVE HEIGHTS		
Babcock Trail Townhomes	100	20
Gramercy Park of St. Paul	111	22
Inver Glen Senior Housing	103	–
Salem Green apts.	320	64
MANKATO		
Colonial Manor	95	19
MAPLE GROVE		
Longstreet Apartments	264	52
MAPLEWOOD		
Beaver Creek/Pondview	60	12
MINNEAPOLIS		
1500 Nicollet	183	183
1900 Central/VOA Senior Housing	51	11
Bassett Creek Apartments	139	–
Cecil Newman Apartments	64	64
City Walk - Walkway Uptown Apartments	92	–
Five 15 on the Park	259	132
Flo Co Fusion	84	–
Gateway Northeast	128	77
Green on Fourth Apartments	243	66
Heritage Landing	225	45
Heritage Park III	95	55
Lake Street Apartments	111	111
Plymouth Townhomes	140	28
Riverside Plaza Apartments	1303	1173
Seward Towers East and West	640	627
Solhem Apartments (Uptown House)	60	–
St. Anthony Mills Apartments	93	93
The Jourdain	41	32
The LaSalle	121	24
Wellstone Apartments	49	37
MINNETONKA		
Waterstone Place Apartments	164	33
Zvago Cooperative at Glen Lake	54	–
MOUNDS VIEW		
Realife Cooperative of Mounds View	74	14
NEW BRIGHTON		
Meadowood Shores	106	21
PLYMOUTH		
Creekside Apartments	204	40
Fernbrook Townhomes	72	14
Regent at Plymouth	120	120
Stone Creek Village	130	34
RICHFIELD		
Gramercy Park Cooperative	87	17
The Chamberlain	316	64
ROBBINSDALE		
Parker Station Flats	198	–
ROCHESTER		
Fontaine Towers	151	151
ROSEVILLE		
Applewood Pointe of Roseville at Langton Lake	48	–
ST. LOUIS PARK		
Ellipse on Excelsior	132	–
Excelsior & Grand Apartments	337	18
Parkwood Shores Assisted Living Facility	46	46
ST. PAUL		
333 on the Park	134	–
Brandt Jens Kluge	36	7
Marian Center of St. Paul	127	127
Morrow (University and Fairview)	243	243
Phalen Senior Lofts	73	73
Pioneer Apartments	143	143
Sibley Park Apartments	114	46
The Penfield	254	0
Union Flats	217	217
University & Dale	98	79
West Side Flats Apartments	178	35
Wilder Square	136	136
Winnipeg Apartments	56	56
Zvago Cooperative at St. Anthony Park	49	–
STILLWATER		
Zvago Cooperative at Stillwater	48	–
WEST ST. PAUL		
Realife Cooperative of West St. Paul	97	19
WHITE BEAR LAKE		
Lakewood Place Apartments	60	12
WOODBURY		
Sundance at Settler's Ridge	218	–
Woodland Elders Assisted Living	64	64
GRAND TOTAL	**12,987**	**6,051**

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